Quarterly Holdings Report
for
Fidelity Flex® Small Cap Focused Index Fund
July 31, 2025
FXS-NPRT1-0925
1.9918050.100
Common Stocks - 99.7%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	51	1,128
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	208	1,498
CANADA - 0.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Sunopta Inc (United States) (a)	587	3,422
Information Technology - 0.3%
Software - 0.3%
D-Wave Quantum Inc (a)	892	15,334
TOTAL CANADA		18,756
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Distributors - 0.1%
GigaCloud Technology Inc Class A (a)	159	3,541
IRELAND - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (a)	84	4,646
ISRAEL - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Mobileye Global Inc Class A (a)	378	5,383
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (a)	375	11,779
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	155	7,008
PUERTO RICO - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (a)	672	4,798
Financials - 0.3%
Banks - 0.1%
First BanCorp/Puerto Rico	193	4,020
Ofg Bancorp	27	1,151
		5,171
Financial Services - 0.2%
EVERTEC Inc	201	7,266
TOTAL FINANCIALS		12,437

TOTAL PUERTO RICO		17,235
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	29	949
SWEDEN - 0.0%
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (a)	50	981
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	555	7,237
UNITED STATES - 98.2%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.9%
Anterix Inc (a)	104	2,310
AST SpaceMobile Inc Class A (a)	272	14,462
Cogent Communications Holdings Inc	37	1,687
Globalstar Inc (a)	228	5,356
Lumen Technologies Inc (a)	2,798	12,451
Shenandoah Telecommunications Co	278	4,081
		40,347
Entertainment - 0.6%
Atlanta Braves Holdings Inc Class C (a)	137	6,105
Cinemark Holdings Inc	304	8,168
Madison Square Garden Entertainment Corp Class A (a)	161	6,084
Madison Square Garden Sports Corp Class A (a)	48	9,701
		30,058
Interactive Media & Services - 0.6%
Angi Inc Class A (a)	265	4,298
Cargurus Inc Class A (a)	72	2,363
fuboTV Inc (a)	1,511	6,014
Rumble Inc Class A (a)	533	4,499
Shutterstock Inc	149	2,855
TripAdvisor Inc Class A	27	472
Trump Media & Technology Group Corp (a)	34	598
Yelp Inc Class A (a)	198	6,817
ZipRecruiter Inc Class A (a)	460	1,932
		29,848
Media - 0.7%
Altice USA Inc Class A (a)	1,409	3,663
DoubleVerify Holdings Inc (a)	56	858
EchoStar Corp Class A (a)	156	5,084
Gannett Co Inc (a)	684	2,606
John Wiley & Sons Inc Class A	137	5,288
Magnite Inc (a)	505	11,621
National CineMedia Inc	584	2,809
Scholastic Corp	151	3,725
		35,654
Wireless Telecommunication Services - 0.3%
Gogo Inc (a)	375	5,948
Telephone and Data Systems Inc	125	4,880
United States Cellular Corp (a)	65	4,740
		15,568
TOTAL COMMUNICATION SERVICES		151,475

Consumer Discretionary - 11.5%
Automobile Components - 1.6%
American Axle & Manufacturing Holdings Inc (a)	728	3,240
Dana Inc	461	7,339
Dorman Products Inc (a)	77	9,288
Gentherm Inc (a)	159	5,094
Goodyear Tire & Rubber Co/The (a)	824	8,471
LCI Industries	83	7,885
Modine Manufacturing Co (a)	141	18,973
Patrick Industries Inc	100	9,724
Phinia Inc	17	862
Visteon Corp (a)	22	2,445
XPEL Inc (a)(b)	134	4,380
		77,701
Automobiles - 0.1%
Winnebago Industries Inc	128	3,804
Broadline Retail - 0.2%
Dillard's Inc Class A	14	6,537
Groupon Inc (a)	150	4,626
		11,163
Diversified Consumer Services - 1.3%
ADT Inc	1,095	9,143
Adtalem Global Education Inc (a)	99	11,313
American Public Education Inc (a)	110	3,247
Carriage Services Inc	83	3,728
Frontdoor Inc (a)	84	4,914
Graham Holdings Co Class B	4	3,817
Grand Canyon Education Inc (a)	43	7,251
Laureate Education Inc (a)	145	3,277
Mister Car Wash Inc (a)	504	2,911
Perdoceo Education Corp	29	835
Strategic Education Inc	79	5,857
Stride Inc (a)	69	8,848
		65,141
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants Inc (a)	121	4,287
Bloomin' Brands Inc	482	4,391
Brinker International Inc (a)	73	11,505
Cheesecake Factory Inc/The	39	2,492
Dave & Buster's Entertainment Inc (a)	189	5,526
Golden Entertainment Inc	126	3,543
Krispy Kreme Inc	524	1,897
Life Time Group Holdings Inc (a)	335	9,621
Papa John's International Inc	127	5,386
Pursuit Attractions and Hospitality Inc (a)	115	3,478
Red Rock Resorts Inc Class A	37	2,270
Rush Street Interactive Inc Class A (a)	411	8,286
Shake Shack Inc Class A (a)	53	6,378
Six Flags Entertainment Corp (a)	271	8,119
Sweetgreen Inc Class A (a)	328	4,225
United Parks & Resorts Inc (a)	113	5,348
Viking Holdings Ltd (a)	420	24,662
Wendy's Co/The	142	1,399
		112,813
Household Durables - 2.1%
Cavco Industries Inc (a)	22	8,881
Century Communities Inc	14	788
Champion Homes Inc (a)	77	4,689
Ethan Allen Interiors Inc	138	4,108
Green Brick Partners Inc (a)	107	6,628
Helen of Troy Ltd (a)	97	2,132
Installed Building Products Inc	32	6,473
KB Home	100	5,526
La-Z-Boy Inc	152	5,467
Leggett & Platt Inc	603	5,759
M/I Homes Inc (a)	31	3,726
Meritage Homes Corp	108	7,273
SharkNinja Inc (a)	171	19,853
Taylor Morrison Home Corp (a)	249	14,761
Tri Pointe Homes Inc (a)	269	8,285
		104,349
Leisure Products - 0.5%
Acushnet Holdings Corp	97	7,723
Malibu Boats Inc Class A (a)	121	4,031
Peloton Interactive Inc Class A (a)	311	2,220
Sturm Ruger & Co Inc	95	3,245
Topgolf Callaway Brands Corp (a)	690	6,383
		23,602
Specialty Retail - 2.8%
Abercrombie & Fitch Co Class A (a)	63	6,049
American Eagle Outfitters Inc	556	6,005
Asbury Automotive Group Inc (a)	52	11,550
Boot Barn Holdings Inc (a)	37	6,360
Camping World Holdings Inc Class A	293	4,055
Chewy Inc Class A (a)	523	19,195
Foot Locker Inc (a)	363	9,090
Gap Inc/The	311	6,052
Group 1 Automotive Inc	33	13,602
Monro Inc	185	2,608
ODP Corp/The (a)	186	3,318
Penske Automotive Group Inc	20	3,348
RealReal Inc/The (a)	581	3,056
Revolve Group Inc Class A (a)	206	4,275
Shoe Carnival Inc	5	102
Signet Jewelers Ltd	133	10,520
Upbound Group Inc	218	4,498
Urban Outfitters Inc (a)	169	12,722
Victoria's Secret & Co (a)	326	6,129
Warby Parker Inc Class A (a)	31	742
		133,276
Textiles, Apparel & Luxury Goods - 0.6%
Carter's Inc	140	3,394
Columbia Sportswear Co	98	5,544
Hanesbrands Inc (a)	191	781
Kontoor Brands Inc	59	3,284
Levi Strauss & Co Class A	28	551
Oxford Industries Inc	71	2,711
Steven Madden Ltd	253	6,073
Wolverine World Wide Inc	383	8,648
		30,986
TOTAL CONSUMER DISCRETIONARY		562,835

Consumer Staples - 2.6%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (a)	28	5,798
Vita Coco Co Inc/The (a)	167	5,889
		11,687
Consumer Staples Distribution & Retail - 0.6%
Chefs' Warehouse Inc/The (a)	119	8,159
Grocery Outlet Holding Corp (a)	367	4,833
Ingles Markets Inc Class A	67	4,216
PriceSmart Inc	21	2,258
SpartanNash Co	190	5,043
United Natural Foods Inc (a)	19	524
Weis Markets Inc	65	4,707
		29,740
Food Products - 1.2%
B&G Foods Inc	491	2,013
Cal-Maine Foods Inc	60	6,668
Calavo Growers Inc	104	2,735
J & J Snack Foods Corp	15	1,693
John B Sanfilippo & Son Inc	53	3,355
Marzetti Company/The	53	9,422
Mission Produce Inc (a)	273	3,369
Pilgrim's Pride Corp	128	6,066
Simply Good Foods Co/The (a)	259	7,890
Vital Farms Inc (a)	136	5,059
WK Kellogg Co	259	5,970
		54,240
Household Products - 0.2%
Central Garden & Pet Co Class A (a)	178	6,323
Energizer Holdings Inc	38	856
Spectrum Brands Holdings Inc	9	481
WD-40 Co	17	3,645
		11,305
Personal Care Products - 0.3%
Coty Inc Class A (a)	224	1,086
Edgewell Personal Care Co	172	4,340
Interparfums Inc	59	7,116
Nu Skin Enterprises Inc Class A	251	2,103
		14,645
Tobacco - 0.1%
Turning Point Brands Inc	77	6,386
Universal Corp/VA	3	163
		6,549
TOTAL CONSUMER STAPLES		128,166

Energy - 4.0%
Energy Equipment & Services - 1.6%
Archrock Inc	248	5,793
Aris Water Solutions Inc Class A	140	2,978
Bristow Group Inc (a)	131	4,529
Cactus Inc Class A	73	3,089
Core Laboratories Inc	272	2,976
Helix Energy Solutions Group Inc (a)	604	3,582
Liberty Energy Inc Class A	521	6,429
Noble Corp PLC	388	10,402
Oceaneering International Inc (a)	334	7,248
Patterson-UTI Energy Inc	309	1,826
RPC Inc	532	2,474
Select Water Solutions Inc Class A	443	4,266
TETRA Technologies Inc (a)	738	3,026
Tidewater Inc (a)	158	7,902
Transocean Ltd (a)	570	1,663
Valaris Ltd (a)	208	10,115
		78,298
Oil, Gas & Consumable Fuels - 2.4%
California Resources Corp	77	3,710
Calumet Inc (a)	347	5,531
Centrus Energy Corp Class A (a)	72	15,510
CNX Resources Corp (a)	213	6,456
Comstock Resources Inc (a)	308	5,504
Core Natural Resources Inc	139	10,260
Crescent Energy Co Class A	84	776
CVR Energy Inc	208	5,570
Gulfport Energy Corp (a)	11	1,915
International Seaways Inc	164	6,544
Kinetik Holdings Inc Class A	25	1,085
Magnolia Oil & Gas Corp Class A	503	11,981
NextDecade Corp (a)	620	7,043
Northern Oil & Gas Inc	301	8,476
Peabody Energy Corp	455	7,348
REX American Resources Corp (a)	100	5,228
Sable Offshore Corp (a)	20	613
Sitio Royalties Corp Class A	20	363
Uranium Energy Corp (a)	279	2,419
Vitesse Energy Inc	175	4,188
World Kinect Corp	218	5,945
		116,465
TOTAL ENERGY		194,763

Financials - 18.8%
Banks - 8.6%
1st Source Corp	77	4,606
Amerant Bancorp Inc Class A	208	4,014
Ameris Bancorp	85	5,810
Associated Banc-Corp	467	11,554
Atlantic Union Bankshares Corp	201	6,372
Axos Financial Inc (a)	148	12,780
Banc of California Inc	448	6,505
BancFirst Corp	17	2,117
Bancorp Inc/The (a)	145	9,158
Bank of Hawaii Corp	119	7,364
BankUnited Inc	75	2,735
Banner Corp	112	6,952
Berkshire Hills Bancorp Inc	210	5,174
BOK Financial Corp	20	2,031
Burke & Herbert Financial Services Corp	74	4,291
Byline Bancorp Inc	146	3,840
Camden National Corp	99	3,733
Cathay General Bancorp	206	9,315
City Holding Co	53	6,471
Coastal Financial Corp/WA Class A (a)	53	5,099
Columbia Banking System Inc	323	7,687
Community Financial System Inc	63	3,320
Community Trust Bancorp Inc	82	4,426
Customers Bancorp Inc (a)	113	7,204
CVB Financial Corp	125	2,336
Eagle Bancorp Inc	180	2,896
Eastern Bankshares Inc	225	3,476
Enterprise Financial Services Corp	26	1,435
Equity Bancshares Inc Class A	98	3,683
Esquire Financial Holdings Inc	41	3,931
FB Financial Corp	25	1,219
First Bancorp/Southern Pines NC	21	1,052
First Busey Corp	286	6,384
First Commonwealth Financial Corp	49	809
First Financial Bancorp	91	2,206
First Financial Corp	67	3,588
First Hawaiian Inc	365	8,851
First Interstate BancSystem Inc Class A	267	7,687
First Merchants Corp	53	2,020
FNB Corp/PA	528	8,089
Fulton Financial Corp	221	3,967
German American Bancorp Inc	10	384
Heritage Commerce Corp	383	3,543
Hilltop Holdings Inc	174	5,150
Hingham Institution For Savings The	11	2,694
Home BancShares Inc/AR	470	13,235
Hope Bancorp Inc	10	100
Independent Bank Corp	45	2,860
International Bancshares Corp	68	4,636
Lakeland Financial Corp	9	570
Live Oak Bancshares Inc	165	5,216
Mercantile Bank Corp	95	4,341
Metropolitan Bank Holding Corp	61	4,303
Mid Penn Bancorp Inc	120	3,294
MidWestOne Financial Group Inc	133	3,663
National Bank Holdings Corp Class A	10	371
NB Bancorp Inc (a)	224	3,860
Nbt Bancorp Inc	46	1,903
Nicolet Bankshares Inc	51	6,579
Northeast Bank	44	4,363
Northwest Bancshares Inc	467	5,464
OceanFirst Financial Corp	270	4,531
Pacific Premier Bancorp Inc	332	7,194
Park National Corp	13	2,104
Pathward Financial Inc	14	1,059
Peapack-Gladstone Financial Corp	96	2,446
Peoples Bancorp Inc/OH	162	4,640
Provident Financial Services Inc	437	7,962
QCR Holdings Inc	72	5,112
Renasant Corp	267	9,783
S&T Bancorp Inc	10	366
Seacoast Banking Corp of Florida	71	2,001
Simmons First National Corp Class A	129	2,473
Southside Bancshares Inc	145	4,269
Stock Yards Bancorp Inc	94	7,027
Texas Capital Bancshares Inc (a)	57	4,786
Third Coast Bancshares Inc (a)	13	489
Towne Bank/Portsmouth VA	222	7,777
TriCo Bancshares	132	5,428
Trustmark Corp	201	7,487
UMB Financial Corp	123	13,529
United Community Banks Inc/GA	153	4,667
Univest Financial Corp	153	4,413
Veritex Holdings Inc	220	6,978
WaFd Inc	256	7,451
WesBanco Inc	282	8,497
Westamerica BanCorp	4	192
WSFS Financial Corp	65	3,565
		418,942
Capital Markets - 3.2%
Acadian Asset Management Inc	155	6,477
Artisan Partners Asset Management Inc Class A	80	3,620
BGC Group Inc Class A	1,057	9,798
Cohen & Steers Inc	86	6,326
DigitalBridge Group Inc Class A	26	279
Federated Hermes Inc Class B	216	10,707
Hamilton Lane Inc Class A	106	16,145
Lazard Inc	295	15,334
Moelis & Co Class A	108	7,575
Perella Weinberg Partners Class A	264	5,264
Piper Sandler Cos	44	13,874
PJT Partners Inc Class A	69	12,325
StepStone Group Inc Class A	83	4,927
StoneX Group Inc (a)	58	5,640
TPG Inc Class A	321	18,320
Victory Capital Holdings Inc Class A	140	9,647
Virtu Financial Inc Class A	100	4,414
Virtus Invt Partners Inc	29	5,606
		156,278
Consumer Finance - 1.6%
Bread Financial Holdings Inc	41	2,513
Dave Inc Class A (a)	46	10,847
Encore Capital Group Inc (a)	117	4,315
Enova International Inc (a)	80	8,365
EZCORP Inc Class A (a)	253	3,623
FirstCash Holdings Inc	60	7,997
Green Dot Corp Class A (a)	334	3,380
Lendingtree Inc (a)	68	3,174
Navient Corp	344	4,451
Nelnet Inc Class A	58	7,237
PROG Holdings Inc	178	5,668
Upstart Holdings Inc (a)	233	19,046
		80,616
Financial Services - 2.5%
AvidXchange Holdings Inc (a)	689	6,794
Cantaloupe Inc (a)	362	4,007
Enact Holdings Inc	127	4,415
Federal Agricultural Mortgage Corp Class C	34	5,857
HA Sustainable Infrastructure Capital Inc	333	8,648
Jackson Financial Inc	116	10,157
Marqeta Inc Class A (a)	1,396	7,957
Merchants Bancorp/IN	125	3,663
NCR Atleos Corp (a)	244	7,466
NMI Holdings Inc (a)	229	8,546
Payoneer Global Inc (a)	875	5,749
PennyMac Financial Services Inc	41	3,819
Radian Group Inc	200	6,522
Remitly Global Inc (a)	436	7,194
Repay Holdings Corp Class A (a)	454	2,234
Rocket Cos Inc Class A	319	4,712
Shift4 Payments Inc Class A (a)	170	17,510
UWM Holdings Corp Class A	674	2,709
Walker & Dunlop Inc	36	2,700
		120,659
Insurance - 2.1%
Baldwin Insurance Group Inc/The Class A (a)	199	7,331
Brighthouse Financial Inc (a)	72	3,445
CNO Financial Group Inc	140	5,158
Employers Holdings Inc	94	3,880
F&G Annuities & Life Inc	111	3,542
Genworth Financial Inc Class A (a)	1,204	9,463
Goosehead Insurance Inc Class A	72	6,546
HCI Group Inc	35	4,901
Horace Mann Educators Corp	28	1,191
Kemper Corp	85	5,235
Lemonade Inc (a)	35	1,319
Mercury General Corp	97	6,717
Oscar Health Inc Class A (a)	243	3,414
Palomar Hldgs Inc (a)	71	9,407
ProAssurance Corp (a)	204	4,847
Safety Insurance Group Inc	1	70
Skyward Specialty Insurance Group Inc (a)	23	1,163
Stewart Information Services Corp	22	1,428
Tiptree Inc Class A	134	2,785
Trupanion Inc (a)	139	6,590
Universal Insurance Holdings Inc	150	3,546
White Mountains Insurance Group Ltd	7	12,516
		104,494
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Apollo Commercial Real Estate Finance Inc	517	4,974
Arbor Realty Trust Inc	615	6,863
ARMOUR Residential REIT Inc	309	5,040
Chimera Investment Corp	364	4,867
Ellington Financial Inc	6	75
Ladder Capital Corp Class A	18	197
MFA Financial Inc	443	4,027
New York Mortgage Trust Inc	551	3,488
Orchid Island Capital Inc	544	3,786
Pennymac Mortgage Investment Trust	9	105
Two Harbors Investment Corp	395	3,851
		37,273
TOTAL FINANCIALS		918,262

Health Care - 13.9%
Biotechnology - 6.8%
89bio Inc (a)	633	6,014
ACADIA Pharmaceuticals Inc (a)	108	2,574
ADMA Biologics Inc (a)	375	7,013
Agios Pharmaceuticals Inc (a)	33	1,228
Akero Therapeutics Inc (a)	91	4,445
Altimmune Inc (a)	489	1,804
Amicus Therapeutics Inc (a)	272	1,629
Arbutus Biopharma Corp (a)	974	3,195
Arcellx Inc (a)	124	8,852
Arcus Biosciences Inc (a)	434	3,962
Arcutis Biotherapeutics Inc (a)	73	1,064
ARS Pharmaceuticals Inc (a)	300	5,304
Avidity Biosciences Inc (a)	165	6,057
Beam Therapeutics Inc (a)	343	6,761
BioCryst Pharmaceuticals Inc (a)	106	863
Biohaven Ltd (a)	57	861
Bridgebio Pharma Inc (a)	237	11,203
Capricor Therapeutics Inc (a)	274	2,241
Catalyst Pharmaceuticals Inc (a)	138	2,944
Cogent Biosciences Inc (a)	681	7,777
Crinetics Pharmaceuticals Inc (a)	289	8,263
Cullinan Therapeutics Inc (a)	345	2,681
Day One Biopharmaceuticals Inc (a)	448	3,006
Denali Therapeutics Inc (a)	469	6,486
Disc Medicine Inc (a)	106	6,335
Dynavax Technologies Corp (a)	427	4,688
Dyne Therapeutics Inc (a)	445	4,383
Geron Corp (a)	2,816	3,238
GRAIL Inc (a)	164	5,610
Ideaya Biosciences Inc (a)	26	633
ImmunityBio Inc (a)	1,166	2,868
Immunome Inc (a)	517	5,439
Immunovant Inc (a)	6	96
Krystal Biotech Inc (a)	68	10,463
Madrigal Pharmaceuticals Inc (a)	43	13,009
MannKind Corp (a)	1,146	4,332
MiMedx Group Inc (a)	590	4,242
Mirum Pharmaceuticals Inc (a)	145	7,494
Myriad Genetics Inc (a)	494	1,897
Nuvalent Inc Class A (a)	44	3,447
Protagonist Therapeutics Inc (a)	183	9,856
PTC Therapeutics Inc (a)	111	5,784
Recursion Pharmaceuticals Inc Class A (a)	1,157	6,884
Revolution Medicines Inc (a)	441	16,437
Rhythm Pharmaceuticals Inc (a)	162	13,808
Rocket Pharmaceuticals Inc (a)	584	1,781
Roivant Sciences Ltd (a)	1,148	13,042
Savara Inc (a)	795	2,059
Scholar Rock Holding Corp (a)	237	8,781
Soleno Therapeutics Inc (a)	36	3,113
Spyre Therapeutics Inc (a)	289	4,904
Summit Therapeutics Inc (a)	168	4,430
Syndax Pharmaceuticals Inc (a)	379	3,760
TG Therapeutics Inc (a)	344	12,213
Travere Therapeutics Inc (a)	312	4,820
Twist Bioscience Corp (a)	60	2,014
Vaxcyte Inc (a)	327	11,102
Vera Therapeutics Inc Class A (a)	222	4,615
Veracyte Inc (a)	254	5,972
Vericel Corp (a)	165	5,765
Viridian Therapeutics Inc (a)	345	6,044
Xencor Inc (a)	425	3,536
		335,121
Health Care Equipment & Supplies - 2.2%
Alphatec Holdings Inc (a)	471	4,983
AngioDynamics Inc (a)	268	2,374
Artivion Inc (a)	186	5,749
AtriCure Inc (a)	30	1,053
Avanos Medical Inc (a)	275	3,072
Bioventus Inc (a)	280	1,826
Butterfly Network Inc Class A (a)	1,204	2,059
Delcath Systems Inc (a)	181	1,946
Glaukos Corp (a)	147	12,655
Haemonetics Corp (a)	145	10,736
Integer Holdings Corp (a)	94	10,200
Integra LifeSciences Holdings Corp (a)	264	3,469
LeMaitre Vascular Inc	13	1,056
Merit Medical Systems Inc (a)	100	8,486
Neogen Corp (a)	717	3,334
Novocure Ltd (a)	353	4,084
Omnicell Inc (a)	27	837
OrthoPediatrics Corp (a)	109	2,258
PROCEPT BioRobotics Corp (a)	161	7,810
Surmodics Inc (a)	94	3,375
Tandem Diabetes Care Inc (a)	3	47
TransMedics Group Inc (a)	105	12,492
Treace Medical Concepts Inc (a)	297	1,595
UFP Technologies Inc (a)	3	679
		106,175
Health Care Providers & Services - 2.0%
AdaptHealth Corp (a)	473	4,243
Addus HomeCare Corp (a)	14	1,495
agilon health Inc (a)	1,275	2,282
Alignment Healthcare Inc (a)	352	4,851
AMN Healthcare Services Inc (a)	193	3,540
Astrana Health Inc (a)	8	190
Aveanna Healthcare Holdings Inc (a)	272	1,080
Brookdale Senior Living Inc (a)	100	775
Castle Biosciences Inc (a)	183	2,772
Clover Health Investments Corp Class A (a)	181	522
Concentra Group Holdings Parent Inc	116	2,317
CorVel Corp (a)	35	3,101
GeneDx Holdings Corp Class A (a)	76	7,748
Hims & Hers Health Inc Class A (a)	321	21,244
LifeStance Health Group Inc (a)	650	2,587
National HealthCare Corp	54	5,186
PACS Group Inc (a)	242	2,677
Pediatrix Medical Group Inc (a)	360	4,410
Premier Inc Class A	48	1,031
Privia Health Group Inc (a)	110	2,147
Progyny Inc (a)	51	1,199
RadNet Inc (a)	188	10,289
Select Medical Holdings Corp	377	5,576
Surgery Partners Inc (a)	269	5,905
Talkspace Inc Class A (a)	922	2,240
		99,407
Health Care Technology - 0.3%
Evolent Health Inc Class A (a)	480	4,824
Phreesia Inc (a)	21	566
Teladoc Health Inc (a)	45	324
TruBridge Inc (a)	83	1,728
Waystar Holding Corp (a)	233	8,617
		16,059
Life Sciences Tools & Services - 0.3%
Azenta Inc (a)	176	5,755
Mesa Laboratories Inc	34	2,600
Niagen Bioscience Inc (a)	343	3,207
Sotera Health Co (a)	95	1,092
		12,654
Pharmaceuticals - 2.3%
Amneal Intermediate Inc Class A (a)	628	4,911
Amphastar Pharmaceuticals Inc (a)	168	3,520
ANI Pharmaceuticals Inc (a)	72	4,561
Arvinas Inc (a)	423	3,147
Axsome Therapeutics Inc (a)	65	6,590
Collegium Pharmaceutical Inc (a)	152	4,539
CorMedix Inc (a)	404	4,715
Edgewise Therapeutics Inc (a)	336	4,791
Enliven Therapeutics Inc (a)	204	3,837
Evolus Inc (a)	324	2,889
Harmony Biosciences Holdings Inc (a)	3	105
Harrow Inc (a)	171	5,431
Innoviva Inc (a)	252	4,579
Ligand Pharmaceuticals Inc (a)	64	8,421
Mind Medicine MindMed Inc (a)	434	3,945
Nuvation Bio Inc Class A (a)	1,655	3,906
Ocular Therapeutix Inc (a)	625	7,238
Omeros Corp (a)	415	1,605
Pacira BioSciences Inc (a)	198	4,176
Phibro Animal Health Corp Class A	132	3,498
Prestige Consumer Healthcare Inc (a)	78	5,768
Supernus Pharmaceuticals Inc (a)	196	6,880
Tarsus Pharmaceuticals Inc (a)	133	5,163
Trevi Therapeutics Inc (a)	441	3,266
Xeris Biopharma Holdings Inc (a)	840	4,276
		111,757
TOTAL HEALTH CARE		681,173

Industrials - 19.6%
Aerospace & Defense - 3.1%
AAR Corp (a)	118	8,816
AeroVironment Inc (a)	37	9,903
Archer Aviation Inc Class A (a)	659	6,610
Cadre Holdings Inc	135	4,464
Ducommun Inc (a)	72	6,551
Intuitive Machines Inc Class A (a)	529	5,904
Kratos Defense & Security Solutions Inc (a)	423	24,830
Leonardo DRS Inc	226	9,402
Loar Holdings Inc (a)	22	1,625
Mercury Systems Inc (a)	159	8,362
Moog Inc Class A	43	8,324
National Presto Industries Inc	32	3,086
Rocket Lab Corp	885	40,639
StandardAero Inc	364	10,392
		148,908
Air Freight & Logistics - 0.0%
Hub Group Inc Class A	49	1,716
Building Products - 1.4%
AAON Inc	170	14,196
Apogee Enterprises Inc	96	4,031
AZZ Inc	30	3,285
CSW Industrials Inc	44	11,417
Gibraltar Industries Inc (a)	104	6,867
Griffon Corp	116	9,427
Hayward Holdings Inc (a)	87	1,338
JELD-WEN Holding Inc (a)	523	2,354
Masterbrand Inc (a)	48	529
Quanex Building Products Corp	236	4,597
Resideo Technologies Inc (a)	450	12,285
Tecnoglass Inc	8	624
		70,950
Commercial Services & Supplies - 1.8%
ABM Industries Inc	180	8,303
ACV Auctions Inc Class A (a)	162	2,302
Brady Corp Class A	53	3,740
BrightView Holdings Inc (a)	328	5,232
Brink's Co/The	56	4,891
CoreCivic Inc (a)	98	1,964
Deluxe Corp	246	3,961
Enviri Corp (a)	511	4,599
GEO Group Inc/The (a)	198	5,132
HNI Corp	153	7,870
Interface Inc	251	5,176
Liquidity Services Inc (a)	122	2,913
OPENLANE Inc (a)	348	8,575
Pitney Bowes Inc	615	6,986
UniFirst Corp/MA	16	2,736
Vestis Corp	490	2,969
VSE Corp	57	8,924
		86,273
Construction & Engineering - 2.4%
Arcosa Inc	66	5,668
Argan Inc	45	11,024
Construction Partners Inc Class A (a)	130	13,111
Dycom Industries Inc (a)	76	20,430
Granite Construction Inc	56	5,290
Great Lakes Dredge & Dock Corp (a)	410	4,543
IES Holdings Inc (a)	32	11,298
MYR Group Inc (a)	54	10,449
NWPX Infrastructure Inc (a)	57	2,381
Primoris Services Corp	155	14,596
Sterling Infrastructure Inc (a)	40	10,704
Tutor Perini Corp (a)	201	9,678
		119,172
Electrical Equipment - 1.2%
Array Technologies Inc (a)	843	5,480
Bloom Energy Corp Class A (a)	541	20,228
EnerSys	112	10,345
Eos Energy Enterprises Inc (a)	1,075	6,128
NuScale Power Corp Class A (a)	73	3,665
Powell Industries Inc	34	8,061
Thermon Group Holdings Inc (a)	159	4,497
		58,404
Ground Transportation - 0.9%
ArcBest Corp	8	585
Avis Budget Group Inc (a)	68	11,576
Ftai Infrastructure Inc	726	4,552
Hertz Global Holdings Inc (a)	780	5,000
Ryder System Inc	103	18,304
Schneider National Inc Class B	204	4,988
Werner Enterprises Inc	33	915
		45,920
Machinery - 3.9%
Alamo Group Inc	7	1,558
Albany International Corp Class A	23	1,246
Atmus Filtration Technologies Inc	96	3,735
Columbus McKinnon Corp/NY	175	2,564
Enerpac Tool Group Corp Class A	49	1,887
Enpro Inc	27	5,735
Esab Corp	95	12,746
ESCO Technologies Inc	70	13,559
Federal Signal Corp	91	11,518
Franklin Electric Co Inc	53	4,979
Gates Industrial Corp PLC (a)	325	8,060
Greenbrier Cos Inc/The	10	455
Helios Technologies Inc	152	5,577
Hillenbrand Inc	262	5,426
Hillman Solutions Corp Class A (a)	90	710
JBT Marel Corp	72	9,922
Kadant Inc	32	10,649
Kennametal Inc	274	6,784
Lindsay Corp	3	410
Mueller Water Products Inc Class A1	421	10,424
Proto Labs Inc (a)	119	5,131
REV Group Inc	187	9,266
SPX Technologies Inc (a)	77	14,045
Standex International Corp	42	6,919
Tennant CO	74	6,108
Terex Corp	64	3,255
Trinity Industries Inc	260	6,058
Watts Water Technologies Inc Class A	44	11,542
Worthington Enterprises Inc	114	7,065
		187,333
Marine Transportation - 0.1%
Genco Shipping & Trading Ltd	268	4,269
Passenger Airlines - 0.4%
Allegiant Travel Co (a)	80	4,131
JetBlue Airways Corp (a)	7	31
Joby Aviation Inc Class A (a)	588	9,796
SkyWest Inc (a)	53	6,146
		20,104
Professional Services - 2.7%
Alight Inc Class A	1,407	7,542
Amentum Holdings Inc	170	4,245
Barrett Business Services Inc	111	5,103
Cbiz Inc (a)	145	8,862
CRA International Inc	28	4,946
CSG Systems International Inc	14	874
Dun & Bradstreet Holdings Inc	913	8,308
First Advantage Corp (a)	282	4,876
Heidrick & Struggles International Inc	100	4,453
Huron Consulting Group Inc (a)	15	1,981
ICF International Inc	69	5,788
Insperity Inc	100	5,958
Korn Ferry	144	10,206
NV5 Global Inc (a)	227	5,096
Parsons Corp (a)	136	10,091
Planet Labs PBC Class A (a)	1,167	7,294
TriNet Group Inc	95	6,442
UL Solutions Inc Class A	170	12,431
Upwork Inc (a)	46	550
Verra Mobility Corp Class A (a)	216	5,456
Willdan Group Inc (a)	84	7,165
		127,667
Trading Companies & Distributors - 1.7%
Boise Cascade Co	105	8,800
DNOW Inc (a)	361	5,617
DXP Enterprises Inc/TX (a)	56	6,343
GMS Inc (a)	43	4,715
Herc Holdings Inc	48	5,607
McGrath RentCorp	73	9,110
MSC Industrial Direct Co Inc Class A	58	5,024
NPK International Inc (a)	530	4,781
QXO Inc (a)	1,168	23,430
Rush Enterprises Inc Class A	173	9,366
Willis Lease Finance Corp	18	2,547
		85,340
TOTAL INDUSTRIALS		956,056

Information Technology - 14.0%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (a)	451	4,190
Calix Inc (a)	45	2,551
CommScope Holding Co Inc (a)	1,042	8,544
Digi International Inc (a)	175	5,707
Extreme Networks Inc (a)	484	8,547
Netgear Inc (a)	177	4,115
NetScout Systems Inc (a)	272	5,826
Viavi Solutions Inc (a)	230	2,312
		41,792
Electronic Equipment, Instruments & Components - 3.5%
Advanced Energy Industries Inc	108	15,003
Arlo Technologies Inc (a)	500	8,100
Avnet Inc	233	12,335
Badger Meter Inc	74	13,968
Bel Fuse Inc Class B	59	7,672
Belden Inc	56	6,924
Benchmark Electronics Inc	146	5,621
Climb Global Solutions Inc	25	2,950
Crane NXT Co	50	2,967
Daktronics Inc (a)	267	4,331
ePlus Inc (a)	14	907
IPG Photonics Corp (a)	12	899
Itron Inc (a)	118	14,696
Knowles Corp (a)	364	7,393
Mirion Technologies Inc Class A (a)	209	4,671
OSI Systems Inc (a)	46	10,166
PAR Technology Corp (a)	41	2,492
PC Connection Inc	65	4,003
Plexus Corp (a)	35	4,463
Sanmina Corp (a)	145	16,826
TTM Technologies Inc (a)	340	16,065
Vishay Intertechnology Inc	430	7,048
		169,500
IT Services - 0.2%
BigCommerce Holdings Inc (a)	424	2,027
DigitalOcean Holdings Inc (a)	211	5,878
Fastly Inc Class A (a)	698	4,739
Hackett Group Inc/The	140	3,275
		15,919
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research Inc Class A (a)	215	6,527
Ambarella Inc (a)	136	8,988
Amkor Technology Inc	85	1,918
Axcelis Technologies Inc (a)	121	8,190
Credo Technology Group Holding Ltd (a)	366	40,828
Diodes Inc (a)	162	7,998
FormFactor Inc (a)	64	1,818
Ichor Holdings Ltd (a)	211	4,176
Impinj Inc (a)	16	2,473
MACOM Technology Solutions Holdings Inc (a)	150	20,572
MaxLinear Inc Class A (a)	404	6,391
PDF Solutions Inc (a)	197	4,379
Photronics Inc (a)	264	5,375
Rigetti Computing Inc Class A (a)	826	11,977
Semtech Corp (a)	260	13,286
SiTime Corp (a)	25	5,071
		149,967
Software - 5.9%
ACI Worldwide Inc (a)	173	7,363
Adeia Inc	30	389
Agilysys Inc (a)	81	9,240
Alarm.com Holdings Inc (a)	151	8,249
Alkami Technology Inc (a)	239	5,327
Appfolio Inc Class A (a)	59	15,776
Appian Corp Class A (a)	4	110
Asana Inc Class A (a)	25	367
AvePoint Inc Class A (a)	64	1,221
Blackbaud Inc (a)	117	7,888
BlackLine Inc (a)	55	2,958
Blend Labs Inc Class A (a)	1,107	3,664
Braze Inc Class A (a)	220	6,131
C3.ai Inc Class A (a)	367	8,647
Ccc Intelligent Solutions Holdings Inc Class A (a)	705	6,817
Cleanspark Inc (a)	901	10,244
Clear Secure Inc Class A	289	8,499
Clearwater Analytics Holdings Inc Class A (a)	406	8,226
Confluent Inc Class A (a)	480	8,508
Core Scientific Inc (a)	278	3,764
Freshworks Inc Class A (a)	594	7,716
Gitlab Inc Class A (a)	206	9,025
I3 Verticals Inc Class A (a)	137	3,833
Informatica Inc Class A (a)	29	716
Intapp Inc (a)	67	2,683
InterDigital Inc	42	10,845
Klaviyo Inc Class A (a)	131	4,074
LiveRamp Holdings Inc (a)	43	1,411
MARA Holdings Inc (a)	516	8,297
Meridianlink Inc (a)	171	2,733
nCino Inc (a)	80	2,234
NCR Voyix Corp (a)	559	7,614
NextNav Inc Class A (a)	339	5,014
Olo Inc Class A (a)	664	6,959
OneSpan Inc	229	3,378
Onestream Inc Class A (a)	279	6,654
PagerDuty Inc (a)	328	5,287
Pegasystems Inc	257	15,089
Progress Software Corp	47	2,260
PROS Holdings Inc (a)	224	3,515
Q2 Holdings Inc (a)	164	13,318
Riot Platforms Inc (a)	974	13,062
SoundHound AI Inc Class A (a)	482	4,979
Sprinklr Inc Class A (a)	547	4,928
Sprout Social Inc Class A (a)	222	3,807
Verint Systems Inc (a)	280	5,958
Vertex Inc Class A (a)	187	6,203
Zeta Global Holdings Corp Class A (a)	252	3,944
		288,924
Technology Hardware, Storage & Peripherals - 0.4%
CompoSecure Inc Class A (a)	251	3,567
Diebold Nixdorf Inc (a)	18	1,012
IonQ Inc (a)	363	14,473
Xerox Holdings Corp	733	2,969
		22,021
TOTAL INFORMATION TECHNOLOGY		688,123

Materials - 3.1%
Chemicals - 1.4%
Aspen Aerogels Inc (a)	465	3,562
Cabot Corp	80	5,774
Hawkins Inc	17	2,776
HB Fuller Co	74	4,159
Ingevity Corp (a)	6	251
Innospec Inc	25	1,998
Koppers Holdings Inc	134	4,403
LSB Industries Inc (a)	367	2,837
Mativ Holdings Inc	20	131
Minerals Technologies Inc	110	6,397
NewMarket Corp	20	13,740
Perimeter Solutions Inc	46	742
Quaker Chemical Corp	7	801
Sensient Technologies Corp	56	6,288
Stepan Co	102	5,179
Tronox Holdings PLC	699	2,230
Westlake Corp	100	7,930
		69,198
Construction Materials - 0.0%
United States Lime & Minerals Inc	54	5,377
Containers & Packaging - 0.2%
Greif Inc Class A	102	6,470
O-I Glass Inc (a)	105	1,366
		7,836
Metals & Mining - 1.3%
Alpha Metallurgical Resources Inc (a)	46	5,431
Coeur Mining Inc (a)	891	7,743
Hecla Mining Co	1,800	10,332
Kaiser Aluminum Corp	84	6,494
Materion Corp	79	8,319
Metallus Inc (a)	249	3,934
Ryerson Holding Corp	181	3,729
SunCoke Energy Inc	478	3,532
Warrior Met Coal Inc	169	8,683
Worthington Steel Inc	186	5,677
		63,874
Paper & Forest Products - 0.2%
Clearwater Paper Corp (a)	117	2,639
Sylvamo Corp	113	5,206
		7,845
TOTAL MATERIALS		154,130

Real Estate - 5.4%
Diversified REITs - 0.4%
Alexander & Baldwin Inc	13	234
Armada Hoffler Properties Inc Class A	494	3,374
Broadstone Net Lease Inc Class A	245	3,979
CTO Realty Growth Inc	173	2,856
Essential Properties Realty Trust Inc	332	10,123
Global Net Lease Inc	92	643
		21,209
Health Care REITs - 1.0%
CareTrust REIT Inc	485	15,423
Community Healthcare Trust Inc	158	2,428
Global Medical REIT Inc	392	2,619
LTC Properties Inc	28	953
National Health Investors Inc	130	9,082
Sabra Health Care REIT Inc	640	11,539
Sila Realty Trust Inc	200	4,888
		46,932
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	681	8,002
DiamondRock Hospitality Co	91	702
Sunstone Hotel Investors Inc	129	1,129
Xenia Hotels & Resorts Inc	435	5,529
		15,362
Industrial REITs - 0.0%
Plymouth Industrial REIT Inc	232	3,368
Office REITs - 0.7%
Brandywine Realty Trust	934	3,735
COPT Defense Properties	327	8,921
Easterly Government Properties Inc	178	3,916
JBG SMITH Properties	298	6,312
Piedmont Realty Trust Inc Class A1	588	4,445
SL Green Realty Corp	99	5,668
		32,997
Real Estate Management & Development - 0.7%
Compass Inc Class A (a)	1,171	9,298
Cushman & Wakefield PLC (a)	222	2,706
Kennedy-Wilson Holdings Inc	537	3,931
Marcus & Millichap Inc	124	3,864
Newmark Group Inc Class A	543	8,237
St Joe Co/The	132	6,666
		34,702
Residential REITs - 0.2%
Apartment Investment and Management Co Class A	536	4,508
Elme Communities	37	558
UMH Properties Inc	287	4,672
Veris Residential Inc	20	281
		10,019
Retail REITs - 1.1%
Acadia Realty Trust	145	2,714
Alexander's Inc	14	3,517
Curbline Properties Corp	297	6,564
Getty Realty Corp	182	5,058
InvenTrust Properties Corp	251	6,921
Macerich Co/The	361	6,032
NETSTREIT Corp	323	5,888
Phillips Edison & Co Inc	190	6,420
Tanger Inc	155	4,653
Urban Edge Properties	124	2,445
Whitestone REIT	257	3,133
		53,345
Specialized REITs - 1.0%
EPR Properties	214	11,779
Farmland Partners Inc	261	2,732
Four Corners Property Trust Inc	123	3,105
Millrose Properties Inc Class A	341	10,227
Outfront Media Inc	446	7,818
PotlatchDeltic Corp	90	3,680
Safehold Inc	223	3,120
Uniti Group Inc (a)	1,001	5,325
		47,786
TOTAL REAL ESTATE		265,720

Utilities - 2.2%
Electric Utilities - 0.7%
ALLETE Inc	83	5,472
Hawaiian Electric Industries Inc (a)	631	6,764
MGE Energy Inc	51	4,332
Oklo Inc Class A (a)	76	5,821
Otter Tail Corp	58	4,476
TXNM Energy Inc	148	8,406
		35,271
Gas Utilities - 0.4%
Chesapeake Utilities Corp	70	8,392
Northwest Natural Holding Co	28	1,118
Spire Inc	156	11,617
		21,127
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy Inc Class C	95	3,099
Multi-Utilities - 0.5%
Avista Corp	236	8,803
Northwestern Energy Group Inc	177	9,505
Unitil Corp	85	4,384
		22,692
Water Utilities - 0.5%
American States Water Co	50	3,680
California Water Service Group	183	8,321
Consolidated Water Co Ltd	107	3,112
H2O America	118	5,698
Middlesex Water Co	83	4,283
		25,094
TOTAL UTILITIES		107,283

TOTAL UNITED STATES		4,807,986
TOTAL COMMON STOCKS (Cost $4,987,785)		4,888,127

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $3,835)	4.33	3,834	3,834

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,991,620)	4,891,961
NET OTHER ASSETS (LIABILITIES) - 0.2% (c)	9,372
NET ASSETS - 100.0%	4,901,333

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	1	Sep 2025	11,101	(221)	(221)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,380 or 0.1% of net assets.

(c)	Includes $8,313 of cash collateral to cover margin requirements for futures contracts.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	5,000,000	4,996,166	633	-	-	3,834	3,834	0.0%
Total	-	5,000,000	4,996,166	633	-	-	3,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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